SCHEDULE OF COST OF SALES (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Notes and other explanatory information [abstract]
Inventory expensed	$ 2,691,000	$ 3,422,000	$ 6,152,000	$ 6,126,000
Royalties	33,000	186,000	74,000	300,000
Other expenses	222,000	552,000	395,000	922,000
Total	$ 2,945,766	$ 4,159,542	$ 6,621,312	$ 7,348,158